FINANCIAL INVESTMENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL INVESTMENTS
Investment fund - FDIC	R$ 1,016	R$ 30,109
Guarantee for legal proceedings	43,522	37,238
Total	44,538	67,347
Current	1,016	30,109
Non-current	R$ 43,522	R$ 37,238